Goldman Sachs China Equity Fund Average Annual Total Returns - Class P Shares [Member]		12 Months Ended	60 Months Ended	93 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI China All Shares Index (Net, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		28.94%	(2.45%)	1.95%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		32.86%	(5.98%)	1.71%
Performance Inception Date	Apr. 16, 2018
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		32.39%	(6.38%)	1.10%
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		19.81%	(4.35%)	1.40%